Shareholders’ Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Jun. 30, 2023
Shareholders’ Equity (Details) - Schedule of Warrant Activity [Line Items]
Outstanding, Ending balance	1,853,170	3,224,983	3,224,983
Weighted Average Exercise Price, Ending balance	$ 35.2	$ 16.75	$ 16.75
Average Remaining Contractual Life, Ending balance	3 years	2 years 9 months 18 days	3 years 3 months 18 days
Outstanding, Granted			1,793,125
Weighted Average Exercise Price, Granted			$ 3.2
Average Remaining Contractual Life, Granted			4 years 11 months 12 days
Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Outstanding, Exercised			(421,312)
Weighted Average Exercise Price, Exercised			$ 1.21